UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.9%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (0.8%)

DE River & Bay Auth. Rev. Bonds, Ser. A, 5s, 1/1/42	A1	$1,595,000	$1,774,948

			1,774,948
Guam (1.6%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,125,000	1,228,590

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,094,810

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	450,000	490,320

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	560,385

			3,374,105
Mississippi (0.5%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. F, 0.04s, 12/1/30	VMIG1	1,000,000	1,000,000

			1,000,000
New Jersey (87.1%)

Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25 (Prerefunded 7/15/15)	Aa3	1,859,000	1,927,541

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,467,589

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,696,943
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,207,280
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,213,720

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5s, 3/1/19	AA	1,500,000	1,744,230

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s, 11/1/28	AAA	2,000,000	2,621,280
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	4,528,080

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	Aa2	2,310,000	2,570,730
5s, 4/1/23	Aa2	500,000	561,615

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5 3/8s, 10/1/21	AA	1,720,000	2,079,721

Irvington Twp. G.O. Bonds, Ser. A, AGM, 5s, 7/15/31(FWC)	AA	1,000,000	1,112,700

Middletown Twp., Board of Ed. G.O. Bonds, 5s, 8/1/27	AA	1,500,000	1,699,470

Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aaa	1,150,000	1,297,143

New Brunswick, Pkg. Auth. Rev. Bonds (City Gtd. Pkg.)
5s, 9/1/30	A+	250,000	278,525
5s, 9/1/29	A+	250,000	279,455

NJ Env. Infrastructure Trust Rev. Bonds, Ser. B, 5s, 9/1/30	Aaa	1,445,000	1,610,626

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5s, 7/1/32	A1	1,250,000	1,412,925

NJ State G.O. Bonds, 5s, 6/1/27 (Prerefunded 6/1/17)	A1	1,500,000	1,680,930

NJ State Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	774,968
(Ashland School, Inc.), 6s, 10/1/33	BBB	1,000,000	1,137,860
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BBB-	800,000	849,624
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,698,506
(School Fac. Construction), Ser. N-1, AMBAC, 5 1/2s, 9/1/24	A2	1,500,000	1,791,630
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	200,000	202,486
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A2	1,500,000	1,645,695
(School Fac. Construction), Ser. Y, 5s, 9/1/33	A2	500,000	540,090
(School Fac.), Ser. U, AGM, 5s, 9/1/32	AA	1,000,000	1,065,680
(Paterson Charter School), Ser. C, 5s, 7/1/32	BBB-	1,125,000	1,095,154
(Seeing Eye, Inc.), 5s, 6/1/32	A	2,015,000	2,215,452
(NYNJ Link Borrower, LLC), AGM, 5s, 1/1/31	AA	1,150,000	1,265,989
(School Fac. Construction), Ser. P, 5s, 9/1/30 (Prerefunded 9/1/15)	A2	2,040,000	2,137,594
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	AA-	1,000,000	1,005,670
(School Fac. Construction), Ser. II, 5s, 3/1/27	A2	2,000,000	2,221,240
5s, 6/15/26	Baa1	2,000,000	2,240,280
(Middlesex Wtr. Co., Inc.), Ser. A, 5s, 10/1/23	A	1,500,000	1,747,125
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23 (Prerefunded 3/1/15)	AA	2,545,000	2,605,520

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4 3/4s, 6/15/32	Baa3	1,000,000	1,010,300

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	203,300

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,500,000	3,868,795
Ser. B, 5.6s, 11/1/34	A1	500,000	558,620
Ser. D, 4 7/8s, 11/1/29	A1	700,000	754,481

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32 (Prerefunded 6/1/19)	AAA/P	500,000	647,975
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,000,000	1,002,380
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,838,508
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB/F	1,000,000	1,001,260
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	540,910
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2	1,000,000	1,054,070
(Ramapo College of NJ), Ser. B, 5s, 7/1/37	A2	820,000	901,164
(Rider U.), Ser. A, 5s, 7/1/37	Baa1	500,000	524,705
(Rider U.), Ser. A, 5s, 7/1/32	Baa1	1,200,000	1,268,052
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	A2	1,000,000	1,088,710
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	A1	2,000,000	2,187,360
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa2	1,000,000	1,044,080
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AA	1,000,000	1,129,220
(Princeton U.), Ser. A, 5s, 7/1/26	Aaa	2,000,000	2,492,320
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AA	1,500,000	1,700,400
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,690,710
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17 (Prerefunded 9/1/14)	AA	4,315,000	4,315,000

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,961,068
Ser. 2, 5s, 12/1/26	Aa3	825,000	898,392
Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,841,075
Ser. A, 5s, 6/1/18	AA	2,000,000	2,241,320

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Lukes Warren Hosp.), 5s, 8/15/31	A3	1,000,000	1,105,450

NJ State Hlth. Care Facs. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	AA	5,000,000	5,832,000
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	1,089,220
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	2,917,650
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	AAA/P	2,000,000	2,437,920
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,529,205
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BBB-/F	1,750,000	1,750,613
(Barnabas Hlth.), Ser. A, 5 5/8s, 7/1/32	Baa1	2,000,000	2,225,120
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	615,432
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	926,370
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	AA	1,000,000	1,091,530
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	A3	1,425,000	1,557,896
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	3,105,377
(Robert Wood Johnson U. Hosp.), Ser. A, 5s, 7/1/39	A2	1,000,000	1,121,980
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,543,350
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,745,756
(Hackensack U. Med. Ctr.), 5s, 1/1/34	A3	750,000	799,305
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A2	1,000,000	1,097,810
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	542,075
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,543,935
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	1,080,570
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,662,108
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	410,592
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,599,510

NJ State Hlth. Care Facs. Fin. Auth. VRDN
(Virtua Hlth.), Ser. C, 0.04s, 7/1/43	A-1	2,665,000	2,665,000
(Virtua Hlth.), Ser. B, 0.03s, 7/1/43	A-1	1,300,000	1,300,000
(Compensation Program), Ser. A-4, 0.03s, 7/1/27	VMIG1	1,265,000	1,265,000

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	AA	430,000	455,112
Ser. A, 4.2s, 11/1/32	A+	1,000,000	1,015,410

NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	AA-	1,395,000	1,438,705
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,234,520
Ser. A, 5s, 1/1/33	A+	2,500,000	2,872,150
Ser. F, 5s, 1/1/26	A+	565,000	664,971
Ser. A, 5s, 1/1/24	A+	1,000,000	1,188,370
Ser. B, 5s, 1/1/19	A+	1,000,000	1,161,510

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. A, 5 7/8s, 12/15/38	A2	1,350,000	1,579,878
Ser. B, 5 1/4s, 6/15/36	A2	1,000,000	1,106,040
Ser. D, 5 1/4s, 12/15/23	A2	2,000,000	2,370,980
Ser. A, AGM, AMBAC, 5s, 12/15/32	AA	2,500,000	2,667,100
Ser. A, AMBAC, 5s, 12/15/27	A2	2,475,000	2,732,796
Ser. A, zero %, 12/15/33	A2	5,000,000	2,049,300
Ser. C, AMBAC, zero %, 12/15/24	A2	2,400,000	1,636,416

NJ State Trans. Trust Fund Auth. VRDN (Trans. Syst.), Ser. C, 0.05s, 6/15/32	VMIG1	1,500,000	1,500,000

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	612,799
zero %, 12/15/26	Aa3	1,000,000	639,020

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	2,000,000	2,196,120

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa3	1,130,000	1,244,785

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,433,180

Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa3	1,800,000	1,804,644

Rutgers State U. Rev. Bonds
Ser. F, 5s, 5/1/30	Aa3	1,000,000	1,109,720
Ser. L, 5s, 5/1/21	Aa3	500,000	601,700

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5s, 12/1/23	BBB	350,000	391,423

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	813,885

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B2	2,000,000	1,519,120
Ser. 1A, 4 3/4s, 6/1/34	B2	1,500,000	1,122,150
zero %, 6/1/41	A-	5,000,000	1,230,600

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,500,000	1,630,545

Woodbridge Twp., Board of Ed. G.O. Bonds, 4 1/2s, 7/15/26	Aa2	1,000,000	1,110,270

			186,689,234
New York (5.8%)

NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,833,364

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	750,000	841,868

Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s, 6/1/94	Aa3	5,000,000	5,947,745

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,147,480

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	440,000	439,996

Port Auth. of NY & NJ, Consolidated Rev. Bonds, Ser. 185th, 5s, 9/1/30	Aa3	1,000,000	1,146,440

			12,356,893
Pennsylvania (1.9%)

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3 1/2s, 12/1/35	Baa3	700,000	701,785

Delaware River Port Auth. PA & NJ Rev. Bonds
5s, 1/1/28	A	1,500,000	1,751,700
(Port Dist.), 5s, 1/1/18	BBB	1,500,000	1,655,745

			4,109,230
Puerto Rico (1.5%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	BB	1,490,000	1,229,339
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	AA-	1,000,000	1,042,350

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	BBB-	225,000	181,940
Ser. C, 5 1/4s, 8/1/41	BBB-	500,000	391,100
Ser. C, 5 1/4s, 8/1/40	BBB	450,000	383,918

			3,228,647
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	501,440
Ser. A-1, 5s, 10/1/39	Baa2	525,000	550,604
Ser. A, 5s, 10/1/25	Baa2	450,000	495,954

			1,547,998
TOTAL INVESTMENTS

Total investments (cost $196,396,096)(b)			$214,081,055

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $214,376,917.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $196,293,256, resulting in gross unrealized appreciation and depreciation of $18,362,663 and $574,864, respectively, or net unrealized appreciation of $17,787,799.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	17.7%
	Education	12.8
	State debt	12.3
	Local debt	11.0
	Prerefunded	10.7
	Transportation	10.6
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	15.7%

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$214,081,055	$—

Totals by level	$—	$214,081,055	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014